Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 135,838	$ 0
Contingent consideration, included in other non-current liabilities	20,000
Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure		13,298
Total assets	1,525,464	407,303
Contingent consideration, included in other non-current liabilities	8,467
Total liabilities	144,305
Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	77,280
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	58,558
Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure	11,559	2,268
Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	15,345	13,696
Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	6,166	5,504
Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	10,331
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Total assets	1,497,408	386,233
Contingent consideration, included in other non-current liabilities
Total liabilities	77,280
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	77,280
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Fair Value Inputs Level1 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	15,345	13,696
Fair Value Inputs Level1 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value Inputs Level1 [Member] | Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Total assets	16,497	5,504
Contingent consideration, included in other non-current liabilities
Total liabilities
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Fair Value Inputs Level2 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value Inputs Level2 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	6,166	5,504
Fair Value Inputs Level2 [Member] | Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	10,331
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure		13,298
Total assets	11,559	15,566
Contingent consideration, included in other non-current liabilities	8,467
Total liabilities	67,025
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	58,558
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure	11,559	2,268
Fair Value, Inputs, Level 3 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Inputs, Level 3 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Inputs, Level 3 [Member] | Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	1,482,063	372,537
Money Market Funds [Member] | Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	1,482,063	372,537
Money Market Funds [Member] | Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents